Portfolio of Investments October 31, 2024
JPI
(Unaudited)
PRINCIPAL /
SHARES DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 156.0% (99.4% of Total Investments)
225396268
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 79 .2% ( 50 .4 % of Total
Investments) 225396268
AUTOMOBILES & COMPONENTS - 0.8% (0.5% of Total Investments)
$ 900,000 (a) General Motors Financial Co Inc 5 .700 % N/A $ 868,589
1,483,000 (a) General Motors Financial Co Inc 5 .750 N/A 1,436,977
TOTAL AUTOMOBILES & COMPONENTS 2,305,566
BANKS - 32.3% (20.6% of Total Investments)
2,000,000 (a) Bank of America Corp 6 .125 N/A 2,031,528
570,000 (a) Bank of America Corp 4 .375 N/A 549,025
600,000 (a) Bank of America Corp 5 .875 N/A 605,542
2,350,000 (a) Bank of America Corp 6 .300 N/A 2,381,751
1,210,000 (a) Bank of America Corp 6 .100 N/A 1,208,426
800,000 Bank of Montreal 7 .700 05/26/84 836,674
975,000 (b) Bank of Nova Scotia/The 8 .000 01/27/84 1,030,093
6,308,000 (a) Citigroup Inc 5 .950 N/A 6,285,331
1,695,000 (a) Citigroup Inc 4 .150 N/A 1,621,154
1,170,000 (a) Citigroup Inc 6 .250 N/A 1,184,030
4,555,000 (a) Citigroup Inc 7 .125 N/A 4,679,752
1,853,000 (a) Citigroup Inc 7 .000 N/A 1,961,065
2,315,000 (a) Citigroup Inc 7 .375 N/A 2,420,650
1,785,000 (a) Citigroup Inc 7 .625 N/A 1,899,270
1,070,000 (a) Citizens Financial Group Inc 4 .000 N/A 1,014,203
880,000 (a),(c) Citizens Financial Group Inc (TSFR3M + 3.419%) 8 .008 N/A 874,614
1,065,000 (a) Fifth Third Bancorp 4 .500 N/A 1,049,044
275,000 (a),(c) Fifth Third Bancorp (TSFR3M + 3.295%) 7 .898 N/A 273,887
1,835,000 (a),(c) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 9 .180 N/A 1,871,673
850,000 (a) Goldman Sachs Group Inc/The 4 .400 N/A 839,504
3,240,000 (a) Huntington Bancshares Inc/OH 5 .625 N/A 3,226,737
985,000 (a) JPMorgan Chase & Co 3 .650 N/A 953,308
8,147,000 (a),(d) JPMorgan Chase & Co 6 .875 N/A 8,608,780
655,000 (a),(c),(d) PNC Financial Services Group Inc/The (TSFR3M + 3.302%) 8 .317 N/A 656,592
945,000 (a) PNC Financial Services Group Inc/The 6 .200 N/A 952,897
660,000 (a),(d) PNC Financial Services Group Inc/The 6 .000 N/A 660,721
930,000 (a) PNC Financial Services Group Inc/The 3 .400 N/A 857,225
5,315,000 (a) PNC Financial Services Group Inc/The 6 .250 N/A 5,320,825
1,407,000 (a) PNC Financial Services Group Inc/The 5 .000 N/A 1,389,714
1,625,000 (a) Regions Financial Corp 5 .750 N/A 1,619,845
1,990,000 Toronto-Dominion Bank/The 8 .125 10/31/82 2,096,773
2,270,000 (a),(d) Truist Financial Corp 5 .100 N/A 2,203,355
5,609,000 (a),(d) Truist Financial Corp 6 .669 N/A 5,579,050
1,805,000 (a),(b),(c) Truist Financial Corp (TSFR3M + 3.364%) 8 .310 N/A 1,805,989
3,195,000 (a) US Bancorp 5 .300 N/A 3,154,810
1,230,000 (b) Wells Fargo & Co 7 .950 11/15/29 1,385,207
3,799,000 (a),(d) Wells Fargo & Co 5 .875 N/A 3,790,111
4,812,000 (a),(d) Wells Fargo & Co 3 .900 N/A 4,660,339
3,684,000 (a) Wells Fargo & Co 6 .850 N/A 3,798,252
4,305,000 (a) Wells Fargo & Co 7 .625 N/A 4,626,988
TOTAL BANKS 91,964,734
CAPITAL GOODS - 4.5% (2.9% of Total Investments)
4,045,000 (b),(d),(e) AerCap Global Aviation Trust 6 .500 06/15/45 4,040,811
2,045,000 (a) Air Lease Corp 4 .650 N/A 1,983,297
963,000 (a) Air Lease Corp 6 .000 N/A 948,517
488,000 (a) Air Lease Corp 4 .125 N/A 458,279
6,657,000 (e) ILFC E-Capital Trust I 6 .815 12/21/65 5,349,599
TOTAL CAPITAL GOODS 12,780,503
ENERGY - 5.5% (3.5% of Total Investments)
3,541,000 (d) Enbridge Inc 8 .500 01/15/84 3,934,196
1,245,000 (d) Enbridge Inc 5 .500 07/15/77 1,207,712
1,920,000 (d) Enbridge Inc 5 .750 07/15/80 1,866,059
1,905,000 (d) Enbridge Inc 7 .625 01/15/83 2,019,214

Portfolio of Investments October 31, 2024
(continued)
JPI

PRINCIPAL/
SHARES   DESCRIPTION   RATE MATURITY VALUE
ENERGY (continued)
$ 436,000 (a) Energy Transfer LP 6 .625 % N/A $ 426,791
1,925,000 (a) Energy Transfer LP 7 .125 N/A 1,956,782
590,000 (a) Energy Transfer LP 6 .500 N/A 588,140
495,000 (b) Energy Transfer LP 8 .000 05/15/54 524,499
901,000 (b),(e) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 935,723
655,000 (b) Transcanada Trust 5 .875 08/15/76 652,646
1,650,000 Transcanada Trust 5 .600 03/07/82 1,575,028
TOTAL ENERGY 15,686,790
FINANCIAL SERVICES - 12.7% (8.1% of Total Investments)
1,266,000 (b) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 1,304,995
1,970,000 (a) Ally Financial Inc 4 .700 N/A 1,598,340
980,000 (a) Ally Financial Inc 4 .700 N/A 881,624
2,010,000 (a),(e) American AgCredit Corp 5 .250 N/A 1,959,750
1,350,000 (a) American Express Co 3 .550 N/A 1,277,838
820,000 (a) Bank of New York Mellon Corp/The 4 .700 N/A 813,096
2,425,000 (a),(e) Capital Farm Credit ACA 5 .000 N/A 2,340,128
1,755,000 (a) Capital One Financial Corp 3 .950 N/A 1,651,566
1,065,000 (a) Charles Schwab Corp/The 5 .375 N/A 1,059,496
2,135,000 (a),(d) Charles Schwab Corp/The 4 .000 N/A 2,048,954
1,050,000 (a),(e) Compeer Financial ACA 4 .875 N/A 1,008,000
820,000 (a) Discover Financial Services 6 .125 N/A 817,743
800,000 (a) Discover Financial Services 5 .500 N/A 763,429
930,000 (a),(d) Equitable Holdings Inc 4 .950 N/A 919,814
860,000 (a) Goldman Sachs Group Inc/The 3 .800 N/A 823,476
2,930,000 (a),(b) Goldman Sachs Group Inc/The 6 .125 N/A 2,906,137
2,660,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 2,789,139
2,455,000 (a) Goldman Sachs Group Inc/The 7 .379 N/A 2,464,759
3,195,000 (a),(d) Goldman Sachs Group Inc/The 7 .500 N/A 3,415,886
827,000 (a) Goldman Sachs Group Inc/The 5 .300 N/A 823,618
950,000 (a) Goldman Sachs Group Inc/The 4 .125 N/A 909,678
1,650,000 (a) State Street Corp 6 .700 N/A 1,698,698
1,671,000 (a) Voya Financial Inc 7 .758 N/A 1,763,122
TOTAL FINANCIAL SERVICES 36,039,286
FOOD, BEVERAGE & TOBACCO - 2.3% (1.5% of Total Investments)
1,750,000 (a),(e) Dairy Farmers of America Inc 7 .125 N/A 1,662,500
6,023,000 (a),(d),(e) Land O' Lakes Inc 7 .000 N/A 4,893,429
TOTAL FOOD, BEVERAGE & TOBACCO 6,555,929
INSURANCE - 11.4% (7.2% of Total Investments)
1,505,000 Aegon Ltd 5 .500 04/11/48 1,488,601
817,000 (b) American International Group Inc 5 .750 04/01/48 815,069
3,080,000 (b) Assurant Inc 7 .000 03/27/48 3,132,051
4,600,000 (b),(e) Assured Guaranty Municipal Holdings Inc 6 .400 12/15/66 4,204,315
670,000 (b) AXIS Specialty Finance LLC 4 .900 01/15/40 636,869
1,981,000 (b) Corebridge Financial Inc 6 .375 09/15/54 1,972,410
1,505,000 (b) Enstar Finance LLC 5 .500 01/15/42 1,410,933
540,000 (d) Enstar Finance LLC 5 .750 09/01/40 530,801
2,740,000 (e) MetLife Inc 9 .250 04/08/38 3,247,602
1,525,000 (a),(d) MetLife Inc 3 .850 N/A 1,492,313
395,000 (a) MetLife Inc 5 .875 N/A 397,299
1,335,000 (b) PartnerRe Finance B LLC 4 .500 10/01/50 1,220,846
711,000 (d) Prudential Financial Inc 5 .375 05/15/45 706,607
692,000 Prudential Financial Inc 6 .500 03/15/54 721,823
1,405,000 (d) Prudential Financial Inc 5 .125 03/01/52 1,357,740
2,565,000 QBE Insurance Group Ltd, Reg S 6 .750 12/02/44 2,568,755
1,770,000 (a),(b),(e) QBE Insurance Group Ltd 5 .875 N/A 1,763,583
600,000 (a),(e) SBL Holdings Inc 6 .500 N/A 515,742
4,695,000 (a),(e) SBL Holdings Inc 7 .000 N/A 4,247,158
TOTAL INSURANCE 32,430,517

PRINCIPAL/
SHARES   DESCRIPTION   RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.5% (0.3% of Total Investments)
$ 1,660,000 Paramount Global 6 .375% 03/30/62 $ 1,536,841
TOTAL MEDIA & ENTERTAINMENT 1,536,841
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4% (0.2% of Total Investments)
991,000 (e) EUSHI Finance Inc 7 .625 12/15/54 1,026,128
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,026,128
TELECOMMUNICATION SERVICES - 1.0% (0.6% of Total Investments)
1,680,000 Vodafone Group PLC 7 .000 04/04/79 1,759,652
1,290,000 Vodafone Group PLC 4 .125 06/04/81 1,160,056
TOTAL TELECOMMUNICATION SERVICES 2,919,708
UTILITIES - 7.8% (5.0% of Total Investments)
1,000,000 (b),(e) AES Andes SA 8 .150 06/10/55 1,021,336
499,000 AES Corp/The 7 .600 01/15/55 517,144
623,000 (e) AltaGas Ltd 7 .200 10/15/54 624,550
1,070,000 (d) American Electric Power Co Inc 3 .875 02/15/62 1,009,419
1,570,000 CMS Energy Corp 4 .750 06/01/50 1,510,080
1,029,000 (d) Dominion Energy Inc 7 .000 06/01/54 1,094,857
764,000 (b) Duke Energy Corp 6 .450 09/01/54 776,508
810,000 (a) Edison International 5 .000 N/A 788,367
430,000 (a) Edison International 5 .375 N/A 425,719
5,100,000 (b) Emera Inc 6 .750 06/15/76 5,106,288
1,557,000 Entergy Corp 7 .125 12/01/54 1,591,844
1,425,000 NextEra Energy Capital Holdings Inc 6 .750 06/15/54 1,492,166
474,000 PG&E Corp 7 .375 03/15/55 489,603
1,665,000 (a) Sempra 4 .875 N/A 1,651,003
785,000 Sempra 4 .125 04/01/52 744,583
1,435,000 Southern Co/The 4 .000 01/15/51 1,404,743
1,135,000 (a),(e) Vistra Corp 8 .000 N/A 1,165,826
600,000 (a),(e) Vistra Corp 8 .875 N/A 640,428
95,000 (a),(e) Vistra Corp 7 .000 N/A 95,802
TOTAL UTILITIES 22,150,266
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $224,275,620) 225,396,268
SHARES DESCRIPTION RATE VALUE
50964890 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 17 .9% ( 11 .4 % of Total Investments) 50964890
BANKS - 3.2% (2.0% of Total Investments)
17,128 CoBank ACB 6 .200 1,699,952
52,676 Fifth Third Bancorp 9 .296 1,352,720
45,900 KeyCorp 6 .125 1,168,155
135,223 KeyCorp 6 .200 3,373,814
57,838 Regions Financial Corp 5 .700 1,454,047
TOTAL BANKS 9,048,688
CAPITAL GOODS - 0.4% (0.2% of Total Investments)
41,600 WESCO International Inc 10 .625 1,081,600
TOTAL CAPITAL GOODS 1,081,600
FINANCIAL SERVICES - 4.6% (3.0% of Total Investments)
15,000 Capital One Financial Corp 5 .000 310,650
37,250 Equitable Holdings Inc 5 .250 856,377
53,300 Morgan Stanley 6 .375 1,354,353
67,475 Morgan Stanley 5 .850 1,698,346
51,372 Morgan Stanley 7 .125 1,300,739
82,600 Morgan Stanley 6 .625 2,180,640
16,000 Morgan Stanley 6 .500 417,600
75,976 Morgan Stanley 6 .875 1,922,193
20,750 Synchrony Financial 5 .625 428,695
100,083 Voya Financial Inc 5 .350 2,561,124
TOTAL FINANCIAL SERVICES 13,030,717

Portfolio of Investments October 31, 2024
(continued)
JPI

SHARES   DESCRIPTION   RATE VALUE
FOOD, BEVERAGE & TOBACCO - 2.5% (1.6% of Total Investments)
61,800 CHS Inc 7 .875% $ 1,645,734
76,428 CHS Inc 7 .100 1,977,957
59,605 CHS Inc 6 .750 1,510,391
20,500 (e) Dairy Farmers of America Inc 7 .875 1,944,617
TOTAL FOOD, BEVERAGE & TOBACCO 7,078,699
INSURANCE - 6.9% (4.4% of Total Investments)
62,174 American National Group Inc 5 .950 1,561,811
79,578 American National Group Inc 6 .625 2,020,485
127,598 Aspen Insurance Holdings Ltd 8 .915 3,380,071
62,000 Aspen Insurance Holdings Ltd 5 .625 1,277,200
45,000 Assurant Inc 5 .250 1,011,150
89,300 Athene Holding Ltd 6 .350 2,238,751
70,100 Athene Holding Ltd 6 .375 1,762,314
98,400 Enstar Group Ltd 7 .000 2,104,776
71,800 Reinsurance Group of America Inc 5 .750 1,789,256
64,300 Reinsurance Group of America Inc 7 .125 1,712,952
43,200 Selective Insurance Group Inc 4 .600 846,720
TOTAL INSURANCE 19,705,486
TELECOMMUNICATION SERVICES - 0.3% (0.2% of Total Investments)
49,500 AT&T Inc 4 .750 1,019,700
TOTAL TELECOMMUNICATION SERVICES 1,019,700
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $51,792,685) 50,964,890
PRINCIPAL DESCRIPTION (f) RATE MATURITY VALUE
160523194 CONTINGENT CAPITAL SECURITIES - 56 .4% ( 35 .9 % of Total Investments) 160523194
BANKS - 47.7% (30.3% of Total Investments)
$ 620,000 (a),(e) Australia & New Zealand Banking Group Ltd/United Kingdom 6 .750 N/A 628,252
2,810,000 (a) Banco Bilbao Vizcaya Argentaria SA 6 .125 N/A 2,712,019
1,620,000 (a) Banco Bilbao Vizcaya Argentaria SA 6 .500 N/A 1,620,350
3,642,000 (a) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 3,943,441
1,000,000 (a),(e) Banco Mercantil del Norte SA/Grand Cayman 7 .500 N/A 983,502
5,000,000 (a) Banco Santander SA 9 .625 N/A 5,758,290
2,060,000 (a),(d) Banco Santander SA 4 .750 N/A 1,951,667
3,600,000 (a) Banco Santander SA 8 .000 N/A 3,750,444
8,114,000 (a),(d) Barclays PLC 9 .625 N/A 8,928,475
3,840,000 (a) Barclays PLC 8 .000 N/A 3,969,055
1,445,000 (a) Barclays PLC 6 .125 N/A 1,437,094
2,093,000 (a),(b),(e) BNP Paribas SA 7 .375 N/A 2,111,875
810,000 (a),(d),(e) BNP Paribas SA 7 .000 N/A 806,379
3,890,000 (a),(e) BNP Paribas SA 8 .500 N/A 4,061,640
1,360,000 (a),(d),(e) BNP Paribas SA 9 .250 N/A 1,466,778
3,632,000 (a),(d),(e) BNP Paribas SA 8 .000 N/A 3,776,902
6,141,000 (a),(d),(e) BNP Paribas SA 7 .750 N/A 6,359,835
4,644,000 (a),(d),(e) Credit Agricole SA 8 .125 N/A 4,764,047
4,486,000 (a),(b),(e) Credit Agricole SA 6 .700 N/A 4,360,309
2,495,000 (a) HSBC Holdings PLC 6 .375 N/A 2,495,160
3,565,000 (a),(d) HSBC Holdings PLC 6 .000 N/A 3,524,640
7,365,000 (a),(d) HSBC Holdings PLC 8 .000 N/A 7,727,785
1,650,000 (a) HSBC Holdings PLC 6 .500 N/A 1,643,587
2,059,000 (a),(b) HSBC Holdings PLC 6 .875 N/A 2,067,726
3,363,000 (a),(b) HSBC Holdings PLC 6 .950 N/A 3,348,922
3,640,000 (a) ING Groep NV 6 .500 N/A 3,642,108
3,035,000 (a) ING Groep NV 5 .750 N/A 3,000,625
2,685,000 (a) ING Groep NV, Reg S 7 .500 N/A 2,749,171
4,529,000 (a),(e) Intesa Sanpaolo SpA 7 .700 N/A 4,522,646
4,188,000 (a) Lloyds Banking Group PLC 8 .000 N/A 4,364,562
2,985,000 (a) Lloyds Banking Group PLC 7 .500 N/A 3,010,399
894,000 (a) Lloyds Banking Group PLC 6 .750 N/A 857,273
1,550,000 (a),(e) Macquarie Bank Ltd/London 6 .125 N/A 1,559,283
2,395,000 (a) NatWest Group PLC 8 .000 N/A 2,425,285

PRINCIPAL   DESCRIPTION   (f) RATE MATURITY VALUE
BANKS (continued)
$ 2,256,000 (a) NatWest Group PLC 6 .000 % N/A $ 2,251,496
6,762,000 (a) NatWest Group PLC 8 .125 N/A 7,245,916
1,285,000 (a),(e) Nordea Bank Abp 6 .625 N/A 1,291,438
1,748,000 (a),(e) Nordea Bank Abp 6 .300 N/A 1,671,274
1,420,000 (a),(e) Societe Generale SA 8 .500 N/A 1,420,214
3,981,000 (a),(e) Societe Generale SA 10 .000 N/A 4,241,891
100,000 (a),(e) Societe Generale SA 8 .000 N/A 101,331
3,480,000 (a),(d),(e) Societe Generale SA 9 .375 N/A 3,639,593
3,140,000 (a),(e) Standard Chartered PLC 7 .750 N/A 3,229,587
140,000 (a),(e) Standard Chartered PLC 6 .000 N/A 139,726
TOTAL BANKS 135,561,992
FINANCIAL SERVICES - 8.3% (5.3% of Total Investments)
1,800,000 (a) Deutsche Bank AG 7 .500 N/A 1,797,609
5,165,000 (a),(d) Deutsche Bank AG 6 .000 N/A 5,048,933
5,195,000 (a),(e) UBS Group AG 9 .250 N/A 6,014,735
3,965,000 (a),(e) UBS Group AG 9 .250 N/A 4,320,617
1,955,000 (a),(e) UBS Group AG 7 .750 N/A 2,049,581
4,584,000 (a) UBS Group AG, Reg S 6 .875 N/A 4,591,976
TOTAL FINANCIAL SERVICES 23,823,451
INSURANCE - 0.4% (0.3% of Total Investments)
1,101,000 (a) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 1,137,751
TOTAL INSURANCE 1,137,751
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $154,928,887) 160,523,194
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3531815 CORPORATE BONDS - 1 .2% ( 0 .8 % of Total Investments) 3531815
FINANCIAL SERVICES - 1.2% (0.8% of Total Investments)
8,520,000 (g) Credit Suisse Group AG 0 .000 01/17/72 1,001,100
9,496,000 (g) Credit Suisse Group AG 7 .250 03/12/72 1,115,780
1,955,000 (g) Credit Suisse Group AG 6 .380 02/21/72 229,712
5,802,000 (g) Credit Suisse Group AG 7 .500 06/11/72 681,735
4,285,000 (g) Credit Suisse Group AG 7 .500 01/17/72 503,488
TOTAL FINANCIAL SERVICES 3,531,815
TOTAL CORPORATE BONDS
(Cost $29,502,144) 3,531,815
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3,758,870 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1 .3% ( 0 .9 % of Total Investments) 3,758,870
3,617,000 (b) CoBank ACB 7 .250 07/01/73 3,758,870
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,752,000) 3,758,870
TOTAL LONG-TERM INVESTMENTS
(Cost $464,251,336) 444,175,037
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.0%(0.6% of Total Investments)
2,800,000 REPURCHASE AGREEMENTS - 1 .0% ( 0 .6 % of Total Investments) 2,800,000
2,800,000 (h) Fixed Income Clearing Corporation 4 .800 11/01/24 2,800,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,800,000) 2,800,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,800,000) 2,800,000
TOTAL INVESTMENTS - 157 .0%
(Cost $ 467,051,336 ) 446,975,037
BORROWINGS - (43.6)% (i),(j) (124,000,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (14.5)%(k) (41,188,449)
OTHER ASSETS & LIABILITIES, NET -  1.1% 2,929,369
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 284,715,957

Portfolio of Investments October 31, 2024
(continued)
JPI

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 225,396,268 $ – $ 225,396,268
$25 Par (or similar) Retail Preferred 50,964,890 – – 50,964,890
Contingent Capital Securities – 160,523,194 – 160,523,194
Corporate Bonds – – 3,531,815 3,531,815
U.S. Government and Agency Obligations – 3,758,870 – 3,758,870
Short-Term Investments:
Repurchase Agreements – 2,800,000 – 2,800,000
Total
$ 50,964,890 $ 392,478,332 $ 3,531,815 $ 446,975,037
Corporate Bonds
Balance at the beginning of period $-
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) -
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into 3,531,815
Transfers (out of) -
Balance at the end of period $3,531,815
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $225,435

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JPI
Corporate
Bonds $3,531,815 Indicative Trade Broker Quote $11.75 N/A
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Corporate Bonds $- $- $- $(3,531,815) $3,531,815 $-
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $45,030,373 have been pledged as collateral for reverse repurchase agreements.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$83,242,122.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $106,208,462 or 23.8% of Total Investments.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $2,800,373 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 2.875% and maturity date 5/15/49, valued at $2,856,077.
(i) Borrowings as a percentage of Total Investments is 27.7%.
(j) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $269,719,128 have been pledged as collateral for borrowings.
(k) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.2%.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month